Sources of estimation uncertainty and significant accounting judgements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Sources of estimation uncertainty and significant accounting judgements
Intangible assets	£ 7,319	£ 2,164	£ 1,922
Percentage of share capital acquired	100.00%
Put option liability	£ 45	£ 42
PCI India
Sources of estimation uncertainty and significant accounting judgements
Percentage of share capital acquired				57.00%
Percentage of share capital not acquired				43.00%
Put option liability	45
Indefinite lived brands | Terminix CGU
Sources of estimation uncertainty and significant accounting judgements
Intangible assets	£ 1,292
Useful life, if assets had finite useful life	15 years
Amortisation charge, if assets had finite useful life	£ 86